COMMISSIONS AND FEES - (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMISSIONS AND FEES
Maintenance of accounts, transfers and credit and debit card services	S/ 1,125,432	S/ 1,326,344	S/ 1,214,365
Funds and equity management	684,308	676,456	644,038
Contingent loans and foreign trade fees	372,586	372,647	360,798
Commissions for banking services	263,298	282,593	270,784
Collection services	90,456	131,502	234,754
Commissions for consulting and technical studies	57,949	84,725	76,557
Penalty commissions	53,859	84,757	71,049
Commissions for salary advance and payment of services	34,766	49,998	50,456
Brokerage, securities and custody services	35,565	95,207	108,333
Others	194,559	128,552	95,723
Total	S/ 2,912,778	S/ 3,232,781	S/ 3,126,857